Schedule of Assets (Held at Year-End) (Details) - Community Trust Bancorp, Inc. Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule of Assets (Held at Year-End) [Abstract]
Plan name	Savings Plan
EIN	61-0979818
Plan #	006